Other Payables (Details) - Schedule of other payables - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Schedule Of Other Payables Abstract
Accrued expenses and other		$ 4,899	$ 2,678
Contract liabilities	[1]	3,330	3,021
Lease liability		4,846	2,086
Employees and related liabilities		8,917	4,392
Government authorities		1,664	1,231
Current maturities in respect of government grants		494	428
Other payables, Total		$ 24,150	$ 13,836

[1]	The contract liabilities as of December 31, 2021 contains an amount of $700 that was recognized during the reporting period.